Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net

12       Intangible assets, net

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2022	4,243,258	9,543	22,812	4,275,613
Disposal of subsidiaries	-	-	(95)	(95)
Acquisitions	155,051	-	732	155,783
Impairment	(111)	-	-	(111)
Disposals	(549)	-	-	(549)
Other (Note 23)	570	-	-	570
Transfers	(55)	-	55	-
Transfer of concession assets to the grantor (*)	(7,956)	-	-	(7,956)
Transfer to property plant and equipment	(2)	-	-	(2)
Translation differences and inflation adjustment	359,027	(540)	(846)	357,641
Balances at December 31, 2022	4,749,233	9,003	22,658	4,780,894
Balances at January 1, 2021	3,855,479	5,733	23,489	3,884,701
Acquisition of business (Note 26 b)	-	4,501	663	5,164
Acquisitions	83,225	-	851	84,076
Impairment	(319)	-	(52)	(371)
Disposals	(138)	-	(348)	(486)
Transfer from property plant and equipment	36	-	-	36
Transfer to property plant and equipment	(38)	-	-	(38)
Translation differences and inflation adjustment	305,013	(691)	(1,791)	302,531
Balances at December 31, 2021	4,243,258	9,543	22,812	4,275,613
Depreciation
Accumulated at January 1, 2022	1,512,731	-	19,911	1,532,642
Disposal of subsidiaries	-	-	(61)	(61)
Depreciation of the year	157,522	-	1,141	158,663
Disposals	(51)	-	-	(51)
Transfers	(4)	-	4	-
Transfer of concession assets to the grantor (*)	(1,504)	-	-	(1,504)
Translation differences and inflation adjustment	132,177	-	(974)	131,203
Accumulated at December 31, 2022	1,800,871	-	20,021	1,820,892
Accumulated at January 1, 2021	1,247,384	-	20,833	1,268,217
Depreciation of the year	145,993	-	1,019	147,012
Disposals	(38)	-	(348)	(386)
Transfer from property plant and equipment	27	-	-	27
Translation differences and inflation adjustment	119,365	-	(1,593)	117,772
Accumulated at December 31, 2021	1,512,731	-	19,911	1,532,642
Net balances at December 31, 2022	2,948,362	9,003	2,637	2,960,002
Net balances at December 31, 2021	2,730,527	9,543	2,901	2,742,971

(*) On March 1, 2022, the operations of the Aeronautical and Air Traffic Telecommunications Service Provider Station and the Airport Control Tower of ICASGA were transferred to the Airspace Control Department, representing a net value of R$ 33.7 million (equivalent to approximately USD 7.1 million). As of December 31, 2022, the compensation estimated to be received regarding to the concession assets transferred is equivalent to approximately USD 6.5 million and is included in Other Receivables within Non-Current assets of the Consolidated Statement of Financial Position.

12       Intangible assets, net (Cont.)

Due to the increase of traffic witnessed during 2022 across all countries as reported in Note 1.2.2, the Group has not identified impairment indicators except in the Brazilian segment due to the losses from its operations.

Therefore, the Group performed the impairment test of the Brazilian segment (including concession assets with a carrying value of USD 695.3 million as of December 31, 2022) based on cash flow projections covering the remaining concessions periods (value in use), based on certain assumptions that required management judgment combined with historical information such as passenger growth rates, fees, future operating expenses and discount rate.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units (CGUs) of a subsidiary or group of subsidiaries that are expected to benefit from such business combination.

Regarding CAAP’s Brazilian subsidiaries, the Company tested the value of goodwill allocated that led in 2020 to an impairment loss of USD 35,906. Additionally, as of December 31, 2020 an impairment loss of USD 26,362 was recognized with respect of ICASGA´s concession following an impairment test based on cash flow projections covering the remaining concession period of 21 years (value in use).

As the calculation of the impairment applied to the intangible assets has as one of its main variables the discount rate and the passenger growth rates ICASGA carried out a sensitivity analysis showing the impact that it would have on the result if different discount rates and compound annual growth of passengers were used.

The discount rate used was the weighted average cost of capital (WACC) which is considered to be a good indicator of capital cost. WACC was determined considering the risk of investing in equity, in airport sector and country. The nominal discount rate used was 9.16% as of December 31, 2020, calculated from a Rolling WACC method considering the effects of debt over the capital and re-leverage of Beta.

The number of passengers was the other main assumption for the calculation of the impairment test and the compound annual growth rate assumed was 3.0% as of December 31, 2020.

The carrying value of the assets impaired was as follows:

		Goodwill
	ICASGA	allocated to
	Concession	Brazilian
	assets	subsidiaries
Net assets at January 1, 2020	71,918	50,249
Acquisitions	63	—
Impairment	(26,362)	(35,906)
Amortization of the year	(1,425)	—
Disposals	(921)	—
Translation differences	(13,530)	(14,343)
Net assets at December 31, 2020	29,743	—

The table below summarizes the results of the sensitivity analysis assuming that each key assumption changes by one per cent with all other assumptions held constant. The impact is expressed in terms of the effect on the results for the year ended December 31, 2020.

Key assumption	Minus 1%	Plus 1%
Discount rate	3,432	(2,991)
Passenger’s CAGR	(5,196)	5,769

As of December 31, 2022 and 2021, the recoverable amount of aforementioned CGU´s exceed their respective carrying amount.